Derivative Warrant Liabilities - Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability (Details)	Apr. 30, 2025
Share price [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement inputs	1.01
Exercise price [Member] | Bottom of range [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement inputs	1.077
Exercise price [Member] | Top of range [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement inputs	1.6
Expected life [Member] | Bottom of range [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement inputs	2.93
Expected life [Member] | Top of range [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement inputs	3.71
Risk-free interest rate [Member] | Bottom of range [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement inputs	3.58
Risk-free interest rate [Member] | Top of range [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement inputs	3.63
Dividend yield [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement inputs	0
Expected volatility [Member] | Bottom of range [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement inputs	137.39
Expected volatility [Member] | Top of range [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement inputs	138.49